SEGMENTED INFORMATION - BALANCE SHEETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total non- current assets	$ 2,805.9	$ 2,387.6
Total assets	3,966.9	3,400.5
Total liabilities	1,120.1	1,129.4
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	2,189.6	2,071.2
Total assets	2,613.1	2,550.6
Total liabilities	666.1	583.8
Gold mines | BURKINA FASO
Disclosure of operating segments [line items]
Total non- current assets	849.3	883.4
Total assets	1,070.7	1,099.6
Total liabilities	204.8	189.9
Gold mines | SURINAME
Disclosure of operating segments [line items]
Total non- current assets	643.3	512.8
Total assets	825.4	667.3
Total liabilities	256.0	198.1
Gold mines | CANADA
Disclosure of operating segments [line items]
Total non- current assets	697.0	675.0
Total assets	717.0	783.7
Total liabilities	205.3	195.8
Exploration and evaluation
Disclosure of operating segments [line items]
Total non- current assets	437.8	163.1
Total assets	483.4	193.2
Total liabilities	9.6	8.4
Corporate
Disclosure of operating segments [line items]
Total non- current assets	178.5	153.3
Total assets	870.4	656.7
Total liabilities	$ 444.4	$ 537.2
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Ownership interest in joint venture	41.00%	41.00%
Total non- current assets	$ 128.9	$ 116.5
Total assets	179.9	160.2
Total liabilities	$ 149.6	$ 144.1
Yatela
Disclosure of operating segments [line items]
Ownership interest in joint venture	40.00%	40.00%